Loss per share	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Net loss per share
Loss per share

Note 18 – Loss per share

For the three months ended June 30:	2025	2024
Numerator:
Net loss	(15,133)	(3,115)
Denominator:
Weighted average number of common shares outstanding (basic and diluted)	20,401,138	21,922,889

Net loss per share attributable to common stockholder, basic	$(0.74)	$(0.14)
Net loss per share attributable to common stockholder, diluted	$(0.74)	$(0.14)

For the nine months ended June 30:	2025	2024
Numerator:
Net loss	(29,745)	(11,077)
Denominator:
Weighted average number of common shares outstanding (basic and diluted)	19,334,671	22,005,842

Net loss per share attributable to common stockholder, basic	$(1.54)	$(0.50)
Net loss per share attributable to common stockholder, diluted	$(1.54)	$(0.50)

Basic and diluted net loss per share are the same for all periods presented, as the inclusion of potentially dilutive securities would have been anti-dilutive due to the net loss. The Company excluded the following potentially dilutive securities from the calculation of diluted net loss per share as at June 30, 2025: 377,290 convertible debt instruments. The Company excluded the following potentially dilutive securities from the calculation of diluted net loss per share as at June 30, 2024: 312,033 convertible debt instruments and 981,495 of restricted stock units.

These securities could potentially dilute earnings per share in the future but were not included in the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive.

18. Loss per share

	2024	2023
Numerator:
Net loss	(59,435)	(15,128)
Denominator:
Weighted average number of common shares outstanding (basic and diluted)	12,559,264	12,388,467

Net loss per share attributable to common stockholder, basic	$(4.73)	$(1.22)
Net loss per share attributable to common stockholder, diluted	$(4.73)	$(1.22)

Basic and diluted net loss per share are the same for all periods presented, as the inclusion of potentially dilutive securities would have been anti-dilutive due to the net loss. The Company excluded the following potentially dilutive securities from the calculation of diluted net loss per share: 731,435 convertible debt instruments, 132,220 of warrants and 907,096 of restricted stock units.

These securities could potentially dilute earnings per share in the future but were not included in the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive.